Equity Method Investments	12 Months Ended
Dec. 31, 2019
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Equity Method Investments
Note 9: Equity Method Investments
Equity method investments are primarily comprised of the Company’s 45% investment in Refinitiv, a provider of market and financial data and analytics, with trading venues across asset classes. The Company retained a 45% stake in Refinitiv when it sold a 55% interest in its former Financial & Risk business (now known as Refinitiv) to private equity funds affiliated with Blackstone on October 1, 2018. As the Company has significant influence in the financial and operating policy decisions of Refinitiv, the investment is accounted for under the equity method. Refinitiv Holdings Ltd. is an exempted company incorporated with limited liability under the laws of the Cayman Islands with corporate offices in New York and London. In accordance with its debt covenants, Refinitiv is limited in its ability to pay dividends to its investors, subject to certain exceptions.
On August 1, 2019, the Company and private equity funds affiliated with Blackstone agreed to sell Refinitiv to LSEG in an all share transaction for a total enterprise value of approximately $27 billion (as of the announcement date), but LSEG may, at its option, settle up to $2.5 billion of the consideration in cash. The transaction is expected to result in Blackstone’s consortium and Thomson Reuters ultimately holding a combined 37% economic interest in LSEG, approximately 15% of which would be attributed to Thomson Reuters. The proposed transaction, which was approved by LSEG shareholders in November 2019, remains subject to regulatory clearances and customary closing conditions and is expected to close in the second half of 2020. The Company expects to record a significant gain on the transaction upon closing.
The terms of the Company’s investment in Refinitiv include warrants that provide for a potential exchange of value between private equity funds affiliated with Blackstone and the Company at the time of an IPO or change in control of Refinitiv, depending on the value of Refinitiv at that date. Under the terms of the warrant agreement, the proposed transaction with LSEG will constitute a change in control whereby the exercise of the warrants in connection with the closing of the transaction will increase the Company’s ownership of Refinitiv from 45% to 47.6%. These warrants are a derivative instrument, recorded within “Other financial assets – current” in the consolidated statement of financial position and accounted for at fair value each reporting period. Changes in value are recorded within “Operating gains, net” in the consolidated income statement (see notes 7 and 20).

The Company’s share of
post-tax
losses in equity method investments as reported in the consolidated income statement is comprised of the following:

	Year ended December 31,

	2019	2018
Refinitiv (45% ownership interest)	(609)	(240)
Other equity method investments	10	7
Total share of post-tax losses in equity method investments	(599)	(233)
The composition of equity method investments as reported in the consolidated statement of financial position is comprised of the following:

	December 31,

	2019	2018
Refinitiv (45% ownership interest)	1,387	2,031
Other equity method investments	164	155
Total equity method investments	1,551	2,186
Other equity method investments include an investment in a publicly traded company, which has an immaterial carrying value, but has a fair value of $425 million at December 31, 2019.
Set forth below is summarized financial information for Refinitiv, and a reconciliation to the Company’s carrying value of its investment.

	Year ended December 31,

	2019	2018 (1)
Revenues	6,250	1,550
Net loss	(1,278)	(522)
Remove: Net earnings attributable to non-controlling interests	(75)	(10)
Net loss attributable to Refinitiv	(1,353)	(532)
Other comprehensive loss attributable to Refinitiv	(78)	(172)
Total comprehensive loss attributable to Refinitiv	(1,431)	(704)
(1) Represents financial information for the period October 1, 2018 to December 31, 2018.

	December 31,

	2019	2018
Assets
Current assets	2,031	2,284
Non-current assets	20,709	20,978
Total assets	22,740	23,262
Liabilities
Current liabilities	3,398	1, 951
Non-current liabilities	13,964	14, 8 15
Total liabilities	17,362	16,766
Net assets	5,378	6,496
Non-controlling interests	(2,100)	(1,924)
Other (1)	(195)	(58)
Net assets attributable to Refinitiv	3,083	4,514
Net assets attributable to Refinitiv - beginning period (2)	4,514	5,218
Net loss attributable to Refinitiv (2)	(1,353)	(532)
Other comprehensive loss attributable to Refinitiv (2)	(78)	(172)
Net assets attributable to Refinitiv - ending period	3,083	4,514
Thomson Reuters % share	45%	45%
Thomson Reuters carrying amount	1,387	2,031
(1) Represents equity transactions excluded from Thomson Reuters 45% share of total comprehensive loss.
(2) In 2018, represents financial information from October 1, 2018, the beginning period.
Refer to note 32 for related party transactions with Refinitiv.